Borrowings (Details 3) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	$ 22,844,222	$ 24,565,610
NCN Class II due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	15,470,163	16,740,343
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	1,560,065	1,605,731
NCN Class IV due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	$ 5,813,994	$ 6,219,536